Acquisition of subsidiary - additional information (Details) $ in Thousands						6 Months Ended
	Jun. 16, 2023 USD ($) payment	Jun. 16, 2023 USD ($) payment	Jun. 16, 2023 USD ($) payment $ / lb	Jun. 16, 2023 USD ($) payment D	Jun. 16, 2023 USD ($) payment $ / t	Jun. 30, 2023 USD ($) item $ / lb
Disclosure of detailed information about business combination [line items]
Deferred Consideration						$ 75,000
Number of contingent payments | item						2
Copper contingent consideration payment amount						$ 75,000
Trigger price | $ / lb						4.25
18-Month						18 months
24-Month						24 months
Trigger price | $ / lb						4.50
CMPL
Disclosure of detailed information about business combination [line items]
Deferred Consideration	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Percentage of proceeds of equity raise that can be used for deferred consideration	50	50	50	50	50
Ordinary shares issued at a discount		30.00%
Trading day period | D				20
Copper contingent consideration	$ 150,000	$ 150,000	$ 150,000	$ 150,000	$ 150,000
Number of contingent payments | payment	2	2	2	2	2
Copper contingent consideration payment amount	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Trigger price			4.25		9,370
18-Month	18 months
24-Month	24 months
Trigger price			4.50		9,920
Fair value of contingent copper consideration	$ 97,200	$ 97,200	$ 97,200	$ 97,200	$ 97,200
Royalty percentage	1.5	1.5	1.5	1.5	1.5
Royalty deed	$ 43,130	$ 43,130	$ 43,130	$ 43,130	$ 43,130
Effective interest rate	8.00%	8.00%	8.00%	8.00%	8.00%
CMPL | Minimum | 3-Month SOFR
Disclosure of detailed information about business combination [line items]
Interest rate margin	8	8	8	8	8
CMPL | Maximum | 3-Month SOFR
Disclosure of detailed information about business combination [line items]
Interest rate margin	12	12	12	12	12